Stockholders' Equity (Common Stock) (Details Textuals 1) - USD ($) $ in Thousands	1 Months Ended											3 Months Ended	4 Months Ended	12 Months Ended
	Feb. 29, 2016	Nov. 30, 2015	Oct. 31, 2015	May 31, 2015	Jan. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Sep. 30, 2012	Jul. 31, 2010	Mar. 31, 2016	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity Note [Line Items]
Amount paid in success-based and sales-based milestones plus a mid-single digit royalty on net sales															$ 19
Value of common stock issued in conversion of debt								$ 1,480
Number of preferred stock converted								2,000,000
Number of stock issued upon net share exercises															1,320,000
Number of stock issued on cash exercises of warrants															80,000
Number of voting right												One vote		one vote
Consultants
Stockholders Equity Note [Line Items]
Number of common stock as consideration													40,000
Amount paid in success-based and sales-based milestones plus a mid-single digit royalty on net sales													$ 20
Non-executive
Stockholders Equity Note [Line Items]
Number of common stock as consideration									90,000
Amount paid in success-based and sales-based milestones plus a mid-single digit royalty on net sales									$ 30
Employees and board members
Stockholders Equity Note [Line Items]
Number of common stock as consideration									2,800,000
Amount paid in success-based and sales-based milestones plus a mid-single digit royalty on net sales									$ 1,000
Shares repurchased and retired									300,000
Scientific advisory board
Stockholders Equity Note [Line Items]
Number of common stock as consideration													20,000
Amount paid in success-based and sales-based milestones plus a mid-single digit royalty on net sales													$ 30
2012 compromise and release agreement
Stockholders Equity Note [Line Items]
Number of common stock as consideration						50,000
Amount paid in success-based and sales-based milestones plus a mid-single digit royalty on net sales						$ 60
2012 compromise and release agreement | Vendor
Stockholders Equity Note [Line Items]
Number of share issued to vendor							100,000
Value of share issued to vendor							$ 10
Lease termination agreement
Stockholders Equity Note [Line Items]
Number of share issued to vendor										1,500,000
Value of share issued to vendor							$ 1,900
Novosom
Stockholders Equity Note [Line Items]
Description of consideration for sub-licensed lipid-delivery technology											As part of the asset purchase agreement that we entered into with Novosom in July 2010, we are obligated to pay Novosom 30% of any payments received by us for sub-licensed SMARTICLES® technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion.
Amount pledged to issue common stock		$ 60													$ 80
Number of common stock issued for settlement					120,000									130,000
Novosom | Subsequent event
Stockholders Equity Note [Line Items]
Number of common stock issued for settlement	210,000
Novosom | License agreement with MiNA therapeutics
Stockholders Equity Note [Line Items]
Amount pledged to issue common stock			$ 10	$ 120
Number of common stock issued for settlement			30,000	210,000
MiRNA and ProNAi
Stockholders Equity Note [Line Items]
Number of shares issued in settlement of outstanding payable							960,000
Fair value of shares issued in settlement of outstanding payable							$ 1,500